BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Number of shares subject to redemption	68,228,526	68,228,526
Ordinary shares, par value, (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	5,000,000,000	5,000,000,000
Ordinary shares, shares issued (in shares)	474,621,603	474,621,603
Ordinary shares, shares outstanding (in shares)	474,621,603	474,621,603
CIK 0001841024 L Catterton Asia Acquisition Corp
Preference shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in shares)	2,000,000	2,000,000
Preference shares, shares issued (in shares)	0	0
Preference shares, shares outstanding (in shares)	0	0
Class A ordinary shares | CIK 0001841024 L Catterton Asia Acquisition Corp
Ordinary shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Class A ordinary shares subject to possible redemption | CIK 0001841024 L Catterton Asia Acquisition Corp
Number of shares subject to redemption	21,783,622	28,650,874
Ordinary shares, shares outstanding (in shares)	21,783,622
Class A ordinary shares not subject to possible redemption | CIK 0001841024 L Catterton Asia Acquisition Corp
Ordinary shares, shares issued (in shares)	0	0
Ordinary shares, shares outstanding (in shares)	0	0
Class B ordinary shares | CIK 0001841024 L Catterton Asia Acquisition Corp
Ordinary shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in shares)	7,162,718	7,162,718
Ordinary shares, shares outstanding (in shares)	7,162,718	7,162,718